Borrowings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Borrowings [Line Items]
Unutilized borrowing facilities	77,935	138,301
Subordinated borrowings	562,137	637,487
Fixed-rate obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2013	2012
Long-term borrowings, Maturities end period	2042	2042
Long-term borrowings, Minimum interest rate	0.00%	0.10%
Long-term borrowings, Maximum interest rate	11.00%	10.00%
Floating-rate obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2013	2012
Long-term borrowings, Maturities end period	2052	2039
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	5.29%	8.54%
Index / Equity-linked obligations [Member]
Schedule Of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2013	2012
Long-term borrowings, Maturities end period	2043	2042
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	42.50%	32.50%